Capitalization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Capitalization, Long-term Debt and Equity [Abstract]
Summary of Classes of Common Stock Authorized	On April 11, 2018, the Company amended and restated its charter to authorize the following classes of stock:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	125,000,000	$0.01
Class C common stock	125,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000

On April 11, 2018, the Company amended and restated its charter to authorize the following classes of common stock:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	250,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000